SHARE-BASED PAYMENT (Details 2) - Stock Options	Dec. 31, 2018 USD ($) Share	Dec. 31, 2017 USD ($) Share
Number of underlying shares
Number of underlying shares | Share	979,792	265,168
Average Exercise price per share
Average Exercise price per share | $	$ 3.59	$ 5.10